Net Loss Per Share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss	$ (4,289,610)	$ (4,671,232)	$ (3,470,070)	$ (2,329,706)	$ 2,770,904	$ (4,485,338)	$ (12,430,912)	$ (4,044,140)	$ (6,843,399)	$ (2,343,893)
Denominator
Weighted-average common shares outstanding, basic	12,977,234			11,526,514			12,977,234	6,932,982	8,425,880	4,636,216
Weighted-average common shares outstanding, diluted	12,977,234			11,526,514			12,977,234	6,932,982	8,425,880	4,636,216
Net earnings (loss) per share attributable to common stockholders, basic	$ (0.33)			$ (0.20)			$ (0.96)	$ (0.58)	$ (0.81)	$ (0.51)
Net earnings (loss) per share attributable to common stockholders, diluted	$ (0.33)			$ (0.20)			$ (0.96)	$ (0.58)	$ (0.81)	$ (0.51)